First Trust Bloomberg Artificial Intelligence ETF Average Annual Total Returns		12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	174 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Artificial Intelligence Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		34.76%	34.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.48%	14.42%	14.82%	14.07%	14.03%
First Trust Bloomberg Artificial Intelligence ETF
Prospectus [Line Items]
Average Annual Return, Percent		33.73%	33.43%
Performance Inception Date	Nov. 20, 2024
First Trust Bloomberg Artificial Intelligence ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.73%	33.41%
First Trust Bloomberg Artificial Intelligence ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.97%	25.56%